Related Party Transactions - Additional Information (Detail) - Woodbridge [member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Jun. 30, 2018
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares			64.00%
Proceeds from sale of subsidiary	$ 16
Gain recorded on sale of subsidiaries		$ 16	$ 16